Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables from related parties	$ 1.5	$ 33.1	$ (7.1)
Accounts payable and accrued expenses from related parties	(29.2)	7.8	(1.7)
Related party
Receivables from related parties	10.7	40.8	$ 1.2
Accounts payable and accrued expenses from related parties	$ 3.0	$ 13.5